Changes in liabilities from financing activities - Reconciliation of Liabilities Arising from Financing Activities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 15,998,355	$ 14,909,803	$ 11,017,992
Changes in cash flow from financing activities	(1,166,359)	613,558	3,544,027
Adjustment of right-of-use assets	292,104	419,625	292,464
Amortization of loan fees			10,026
Amortization of interest expense	51,986	55,369	45,294
Ending balance	15,176,086	15,998,355	14,909,803
Short-term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		0	731,751
Changes in cash flow from financing activities	339,364		(731,751)
Ending balance	339,364		0
Long-term bank loans (include the current portion) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	14,911,719	13,967,801	9,413,365
Changes in cash flow from financing activities	(1,185,222)	907,306	4,513,672
Amortization of loan fees			10,026
Amortization of interest expense	32,084	36,612	30,738
Ending balance	13,758,581	14,911,719	13,967,801
Guarantee deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	21,235	21,600	21,625
Changes in cash flow from financing activities	(49)	(365)	(25)
Ending balance	21,186	21,235	21,600
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,065,401	920,402	851,251
Changes in cash flow from financing activities	(320,452)	(293,383)	(237,869)
Adjustment of right-of-use assets	292,104	419,625	292,464
Amortization of interest expense	19,902	18,757	14,556
Ending balance	$ 1,056,955	$ 1,065,401	$ 920,402